Property, plant and equipment	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Property, plant and equipment
11.
Property, plant and equipment

	Land and buildings	Plant and equipment	Other mineral assets	Assets under construction	Exploration and evaluation	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value – 30 June 2026
At the beginning of the financial year	7,411	36,553	12,237	20,046	210	76,457
Additions[1]	87	2,265	1,129	9,215	61	12,757
Remeasurements of index-linked freight contracts[2]	–	340	–	–	–	340
Depreciation for the year	(581)	(5,130)	(349)	–	–	(6,060)
Net impairments for the year[3]	–	(99)	–	(2,300)	–	(2,399)
Disposals	(5)	(4)	–	(2)	–	(11)
Divestment of subsidiaries and operations	(5)	(144)	(162)	(7)	–	(318)
Transfers and other movements	926	6,285	(562)	(7,318)	(51)	(720)
At the end of the financial year[4]	7,833	40,066	12,293	19,634	220	80,046
– Cost	16,607	101,437	20,756	23,890	230	162,920
– Accumulated depreciation and impairments	(8,774)	(61,371)	(8,463)	(4,256)	(10)	(82,874)
Net book value – 30 June 2025
At the beginning of the financial year	7,565	34,504	12,227	17,097	236	71,629
Additions[1]	28	1,653	1,066	8,703	50	11,500
Remeasurements of index-linked freight contracts[2]	–	(210)	–	–	–	(210)
Depreciation for the year	(578)	(4,441)	(410)	–	–	(5,429)
Net impairments for the year[3]	(7)	(76)	(23)	–	–	(106)
Disposals	(1)	(19)	–	–	–	(20)
Divestment of subsidiaries and operations	–	(1)	(42)	–	–	(43)
Transfers and other movements	404	5,143	(581)	(5,754)	(76)	(864)
At the end of the financial year[4]	7,411	36,553	12,237	20,046	210	76,457
– Cost	15,617	93,385	20,359	22,002	223	151,586
– Accumulated depreciation and impairments	(8,206)	(56,832)	(8,122)	(1,956)	(13)	(75,129)

1.
Includes change in estimates and net foreign exchange gains/(losses) related to the closure and rehabilitation provisions for operating sites. Refer to note 15 'Closure and rehabilitation provisions'.
2.
Relates to remeasurements of index-linked freight contracts including continuous voyage charters (CVCs). Refer to note 22 'Leases'.
3.
Refer to note 13 'Impairment of non-current assets' for information on impairments.
4.
Includes the carrying value of the Group’s right-of-use assets relating to land and buildings and plant and equipment of US$3,030 million (2025: US$2,653 million). Refer to note 22 'Leases' for the movement of the right-of-use assets.

Recognition and measurement

Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depreciation and impairment charges. Cost is the fair value of consideration given to acquire the asset at the time of its acquisition or construction and includes the direct costs of bringing the asset to the location and the condition necessary for operation and the estimated future costs of closure and rehabilitation of the facility.

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. Refer to note 22 'Leases' for further details. Right-of-use assets are presented within the category of property, plant and equipment according to the nature of the underlying asset leased.

Exploration and evaluation

Exploration costs are incurred to discover mineral resources. Evaluation costs are incurred to assess the technical feasibility and commercial viability of resources found.

Exploration and evaluation expenditure is charged to the income statement as incurred, except in the following circumstances in which case the expenditure may be capitalised:

•
the exploration and evaluation activity is within an area of interest that was previously acquired as an asset acquisition or in a business combination and measured at fair value on acquisition or
•
the existence of a commercially viable mineral deposit has been established

A regular review of each area of interest is undertaken to determine the appropriateness of continuing to carry forward costs in relation to that area. Capitalised costs are only carried forward to the extent that they are expected to be recovered through the successful exploitation of the area of interest or alternatively by its sale. To the extent that capitalised expenditure is no longer expected to be recovered, it is charged to the income statement.

Development expenditure

When proven mineral reserves are determined and development is sanctioned, capitalised exploration and evaluation expenditure is reclassified as assets under construction within property, plant and equipment. All subsequent development expenditure is capitalised and classified as assets under construction, provided commercial viability conditions continue to be satisfied.

The Group may use funds sourced from external parties to finance the acquisition and development of assets and operations. Finance costs are expensed as incurred, except where they relate to the financing of construction or development of qualifying assets. Borrowing costs directly attributable to acquiring or constructing a qualifying asset are capitalised during the development phase.

In the instance where saleable material is extracted prior to the commissioning of a project/site, sale proceeds are recognised as revenue, with associated costs also recognised in the income statement. On completion of development, all assets included in assets under construction are reclassified within the relevant category of property, plant and equipment according to the nature of the underlying asset and depreciation commences.

Other mineral assets

Other mineral assets comprise:

•
capitalised exploration, evaluation and development expenditure for assets in production
•
mineral rights acquired
•
capitalised development and production stripping costs

Overburden removal costs

The process of removing overburden and other waste materials to access mineral deposits is referred to as stripping. Stripping is necessary to obtain access to mineral deposits and occurs throughout the life of an open-pit mine. Development and production stripping costs are classified as other mineral assets in property, plant and equipment.

Stripping costs are accounted for separately for individual components of an ore body. The determination of components is dependent on the mine plan and other factors, including the size, shape and geotechnical aspects of an ore body. The Group accounts for stripping activities as follows:

Development stripping costs

These are initial overburden removal costs incurred to obtain access to mineral deposits that will be commercially produced. These costs are capitalised when it is probable that future economic benefits (access to mineral ores) will flow to the Group and costs can be measured reliably.

Once the production phase begins, capitalised development stripping costs are depreciated using the units of production method based on the proven and probable reserves of the relevant identified component of the ore body which the initial stripping activity benefits.

Production stripping costs

These are post initial overburden removal costs incurred during the normal course of production activity, which commences after the first saleable minerals have been extracted from the component. Production stripping costs can give rise to two benefits, the accounting for which is outlined below:

Production stripping activity
Benefits of stripping activity	Extraction of ore (inventory) in current period.	Improved access to future ore extraction.

Period benefited	Current period	Future period(s)

Recognition and measurement criteria	When the benefits of stripping activities are realised in the form of inventory produced; the associated costs are recorded in accordance with the Group’s inventory accounting policy.

When the benefits of stripping activities are improved access to future ore; production costs are capitalised when all the following criteria are met:

•
the production stripping activity improves access to a specific component of the ore body and it is probable that economic benefits arising from the improved access to future ore production will be realised
•
the component of the ore body for which access has been improved can be identified
•
costs associated with that component can be measured reliably

Allocation of costs

Production stripping costs are allocated between the inventory produced and the production stripping asset using a life-of-component waste-to-ore (or mineral contained) strip ratio. When the current strip ratio is greater than the estimated life-of-component ratio a portion of the stripping costs is capitalised to the production stripping asset.

Asset recognised from stripping activity	Inventory	Other mineral assets within property, plant and equipment.

Depreciation basis	Not applicable	On a component-by-component basis using the units of production method based on proven and probable reserves.

Key judgements and estimates

Judgements: Judgement is applied by management in determining the components of an ore body.

Estimates: Estimates are used in the determination of stripping ratios and mineral reserves by component. Changes to estimates related to life-of-component waste-to-ore (or mineral contained) strip ratios and the expected ore production from identified components are accounted for prospectively and may affect depreciation rates and asset carrying values.

Depreciation

Depreciation of assets, other than land, assets under construction and capitalised exploration and evaluation that are not depreciated, is calculated using either the straight-line (SL) method or units of production (UoP) method, net of residual values, over the estimated useful lives of specific assets. The depreciation method and rates applied to specific assets reflect the pattern in which the asset’s benefits are expected to be used by the Group. The UoP depreciation method is used when the pattern of use is best reflected by production volumes. The Group’s proved and probable reserves for minerals assets are used to determine UoP depreciation unless doing so results in depreciation charges that do not reflect the asset’s useful life. Where this occurs, alternative approaches to determining reserves are applied, to provide a phasing of periodic depreciation charges that better reflects the asset’s expected useful life.

Where assets are dedicated to a mine lease, the useful lives below are subject to the lesser of the asset category’s useful life and the life of the mine lease, unless those assets are readily transferable to another productive mine.

Assets classified as held for sale are measured at the lower of their carrying amount and fair value less cost to sell and therefore not depreciated.

Key estimates

The determination of useful lives, residual values and depreciation methods involves estimates and assumptions and is reviewed annually. Any changes to useful lives or any other estimates or assumptions, including the expected impact of climate change and the transition to a low-carbon economy, may affect prospective depreciation rates and asset carrying values.

The table below summarises the principal depreciation methods and rates applied to major asset categories by the Group.
Asset category	Plant and equipment
Buildings – Mine related property	UoP based upon reserves, otherwise SL over 25-50 years
Plant and equipment	UoP based upon reserves, otherwise SL over 3-30 years
Mineral rights	UoP based upon reserves
Capitalised exploration, evaluation and development expenditure	UoP based upon reserves

Commitments

The Group’s commitments for capital expenditure were US$4,300 million as at 30 June 2026 (2025: US$4,785 million). The Group’s commitments related to leases are included in note 22 'Leases'.